Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of The company's provision for (recovery of) income taxes

	2021	2020
Current income tax:
Current year expense	401.6	172.6
Adjustments to prior years' income taxes	(14.6)	(23.8)
	387.0	148.8
Deferred income tax:
Origination and reversal of temporary differences	313.5	51.1
Adjustments to prior years' deferred income taxes	18.9	15.4
Other	6.6	(8.6)
	339.0	57.9

Provision for income taxes	726.0	206.7

Schedule of earnings before income taxes by jurisdiction

	2021					2020
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	858.8	974.5	157.3	2,402.0	4,392.6	212.6	(110.8)	(221.4)	363.7	244.1
Provision for income taxes	191.6	238.6	18.7	277.1	726.0	121.0	31.4	5.7	48.6	206.7
Net earnings (loss)	667.2	735.9	138.6	2,124.9	3,666.6	91.6	(142.2)	(227.1)	315.1	37.4
(1)	Includes Fairfax India and Fairfax Africa (deconsolidated on December 8, 2020).
(2)	Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)	Principally comprised of Brit, European Run-off (deconsolidated on March 31, 2020) and other associated holding company results.
(4)	Primarily includes companies in India, Asia and Europe (excluding the U.K.), and Allied World, which has operations in multiple jurisdictions.

Schedule of reconciliations of the provision for (recovery of) income taxes

	2021	2020
Canadian statutory income tax rate	26.5%	26.5%

Provision for income taxes at the Canadian statutory income tax rate	1,164.0	64.7
Non-taxable investment income	(149.4)	(108.3)
Tax rate differential on income and losses outside Canada	(399.1)	5.2
Change in unrecorded tax benefit of losses and temporary differences	67.2	172.8
Change in tax rate for deferred income taxes	0.3	(5.7)
Provision (recovery) relating to prior years	4.3	(8.4)
Foreign exchange effect	(23.0)	40.9
Other including permanent differences	61.7	45.5
Provision for income taxes	726.0	206.7

Schedule of income taxes refundable and payable

	December 31,	December 31,
	2021	2020
Income taxes refundable	58.3	88.7
Income taxes payable	(175.0)	(64.5)
Net income taxes (payable) refundable	(116.7)	24.2

Schedule of changes net income taxes (payable) refundable

	2021	2020
Balance - January 1	24.2	90.6
Amounts recorded in the consolidated statements of earnings	(387.0)	(148.8)
Payments made during the year	288.7	63.3
Acquisitions of subsidiaries (note 23)	(54.5)	(0.3)
Deconsolidation of non-insurance subsidiary (note 23)	—	7.6
Foreign exchange effect and other	11.9	11.8
Balance - December 31	(116.7)	24.2

Schedule of changes in net deferred income tax asset

	2021
		Provision
	Operating	for losses	Provision	Deferred
	and	and loss	for	premium
	capital	adjustment	unearned	acquisition	Intangible		Tax
	losses	expenses	premiums	costs	assets	Investments	credits	Other	Total
Balance - January 1	236.3	168.8	141.7	(116.1)	(389.5)	23.9	174.8	117.6	357.5
Amounts recorded in the consolidated statement of earnings	(3.5)	35.6	46.0	(39.4)	(19.5)	(339.2)	32.3	(51.3)	(339.0)
Amounts recorded in total equity	17.5	—	—	—	—	0.8	—	(37.5)	(19.2)
Acquisitions of subsidiaries (note 23)	(4.2)	—	—	7.9	(10.3)	(98.9)	—	31.4	(74.1)
Deconsolidation of non-insurance subsidiaries (note 23)	(7.5)	—	—	—	7.8	—	—	2.3	2.6
Foreign exchange effect and other	(8.6)	(0.2)	—	(0.2)	(1.6)	(1.1)	6.5	1.0	(4.2)
Balance - December 31	230.0	204.2	187.7	(147.8)	(413.1)	(414.5)	213.6	63.5	(76.4)

	2020
		Provision
	Operating	for losses	Provision	Deferred
	and	and loss	for	premium
	capital	adjustment	unearned	acquisition	Intangible		Tax
	losses	expenses	premiums	costs	assets	Investments	credits	Other	Total
Balance - January 1	119.2	145.3	119.9	(96.9)	(428.2)	128.0	211.0	177.6	375.9
Amounts recorded in the consolidated statement of earnings	105.0	22.5	21.8	(19.3)	37.9	(110.8)	(36.0)	(79.0)	(57.9)
Amounts recorded in total equity	0.4	—	—	—	—	0.6	—	25.1	26.1
Acquisitions of subsidiaries (note 23)	(0.1)	—	—	—	—	—	0.1	6.0	6.0
Deconsolidation of non-insurance subsidiary (note 23)	(0.5)	—	—	—	—	—	—	2.3	1.8
Foreign exchange effect and other	12.3	1.0	—	0.1	0.8	6.1	(0.3)	(14.4)	5.6
Balance - December 31	236.3	168.8	141.7	(116.1)	(389.5)	23.9	174.8	117.6	357.5